1801 California Street, Suite 5200 Denver, CO 80202

February 3, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)
(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 138 under the Securities Act of 1933, as amended, and Amendment No. 139 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective May 1, 2017. No fees are required in connection with this filing.

The purpose of the Amendment is to provide updated disclosure related to a sub-adviser change for Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica International Moderate Growth VP and Transamerica Small/Mid Cap Value VP. The Amendment is also being filed to register Service class shares of two new series to the Registrant designated as Transamerica International Equity Index VP and Transamerica U.S. Equity Index VP.

Please call (832)-945-5596 with any comments or questions concerning this filing.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Transamerica Asset Management, Inc.